UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)             (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 9/31/11

Item 1.  Reports to Stockholders.

Annual Report

March 31, 2011

1-888-562-1207

www.strategicinvestingfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Strategic Investing Long-Short Fund Shareholder Letter

May 24, 2011

Dear Investors:

Thank you for placing your money into our Fund during the period from May 3, 2010 to the date of this letter, May 24, 2011. We are grateful for the fact that you entrusted us with your money. We took that very seriously. It was our goal everyday to increase the value of your holdings in our Fund.

We did not perform as well as we had hoped. Therefore, this letter will serve two purposes. First, a brief review of our operations from inception. Second, as a final communication to investors that we have ceased trading as of May 24, 2011 and will be closing the Fund.

Your investment in our Fund would only have been profitable if you sold your shares for a higher price than your purchase cost. The Fund did not pay dividends during its existence.

We started on May 3, 2010 very close to the then year-to-date high point in the markets for 2010. On May 6, 2010 the Flash Crash hit the U.S. markets. The S&P 500 dropped intraday nearly 9%, bounced back, but then entered a period of instability. The Flash Crash severely disrupted trading for several months afterward. By July 2010, the market as measured by the S&P 500 had fallen approximately -14%.

We worked to manage the Fund as trend followers, choosing what we believed were good stocks and letting them work for us, while being mindful of maintaining tight stops to attempt to prevent significant losses. The period after the Flash Crash made this strategy very difficult to follow, either up or down, because of the very large number of days with significant intraday swings in the markets and in individual stocks. Looking back, it is easy to see what we could have done better, but in the heat of battle, we had a difficult time establishing and maintaining consistent portfolios.

We thank you for your investment in the Strategic Investing Long-Short Fund.

Highest Regards,

Hank N. Mulvihill

Hank N. Mulvihill, Manager

Strategic Investing Funds, LLC

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

1038-NLD-5/24/2011

STRATEGIC INVESTING LONG-SHORT FUND
PORTFOLIO REVIEW
March 31, 2011 (Unaudited)

The Fund's performance figures* for the period ending March 31, 2011, compared to its benchmark:

Inception ** - March 31, 2011
Strategic Investing Long-Short Fund Class C	(2.70)%
Strategic Investing Long-Short Fund Institutional Class	(2.20)%
Strategic Investing Long-Short Fund No-Load Class	(2.40)%
S&P 500 Total Return Index	12.37%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The Fund’s total annual operating expenses are 2.49% for No-Load Class shares, 3.24% for Class C and 2.24% for Institutional Class shares per the April 7, 2010, Prospectus.  For performance information current to the most recent month-end, please call 1-888-562-1207.

** Inception date is May 3, 2010.

The S&P 500 Total Retun Index is an unmanaged Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's return, the Index does not reflex any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
Oil & Gas	11.1%
Equity Exchange Traded Funds	9.9%
Oil & Gas Services	9.3%
Equity Exchange Traded Notes	9.1%
Telecommunications	6.6%
Miscellaneous Manufacturing	5.0%
Software	4.9%
Mining	4.5%
Electronics	2.5%
Machinery - Diversified	2.4%
Other, Cash & Cash Equivalents	34.7%
100.0%

STRATEGIC INVESTING LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011
Shares			Value

	COMMON STOCK - 69.8%
	APPAREL - 2.3%
325	NIKE, Inc.		$ 24,603

	AUTO PARTS & EQUIPMENT - 2.3%
975	Cooper Tire & Rubber Co.		25,106

	CHEMICALS - 2.4%
250	Praxair, Inc.		25,400

	COAL - 2.3%
350	Peabody Energy Corp.		25,186

	COMMERCIAL SERVICES - 2.4%
1,275	Rollins, Inc.		25,883

	ELECTRONICS - 2.5%
1,460	TTM Technologies, Inc. *		26,514

	MACHINERY - DIVERSIFIED - 2.4%
270	Deere & Co.		26,160

	MEDIA - 2.4%
1,100	CTC Media, Inc.		25,927

	MINING - 4.5%
1,530	Kinross Gold Corp.		24,098
575	Silver Wheaton Corp.		24,932
			49,030
	MISCELLANEOUS MANUFACTURING - 5.0%
475	Polypore International, Inc. *		27,351
725	Trinity Industries, Inc.		26,586
			53,937
	OIL & GAS - 11.1%
300	Anadarko Petroleum Corp.		24,576
360	EOG Resources, Inc.		42,664
880	Nabors Industries, Ltd. *		26,734
870	Valero Energy Corp.		25,943
			119,917
	OIL & GAS SERVICES - 9.3%
325	CARBO Ceramics, Inc.		45,864
550	Halliburton Co.		27,412
290	Schlumberger, Ltd.		27,045
			100,321
	PIPELINES - 2.3%
400	Enbridge, Inc.		24,580

	RETAIL - 2.3%
690	JC Penney Co., Inc.		24,777

	SEMICONDUCTORS - 2.4%
2,950	Entegris, Inc. *		25,871

	SOFTWARE - 4.9%
680	Interactive Intelligence, Inc. *		26,323
425	SAP AG - ADR		26,078
			52,401

See accompanying notes to financial statements.
STRATEGIC INVESTING LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Continued)
Shares			Value

	TELECOMMUNICATIONS - 6.6%
280	Acme Packet, Inc. *		$ 19,869
525	Harris Corp.		26,040
2,000	Telefonaktiebolaget LM Ericsson - ADR		25,720
			71,629
	TRANSPORTATION - 2.4%
325	CSX Corp.		25,545

	TOTAL COMMON STOCK (Cost - $729,969)		752,787

	EXCHANGE TRADED FUNDS - 9.9%
	EQUITY FUND - 9.9%
875	Direxion Daily Semiconductors Bull 3x Shares		50,260
100	ProShares Ultra Health Care		5,838
750	ProShares Ultra Technology *		50,332
	TOTAL EXCHANGE TRADED FUNDS (Cost - $105,097)		106,430

	EXCHANGE TRADED NOTES - 9.1%
	EQUITY FUND - 9.1%
2,600	JPMorgan Alerian MLP Index ETN
	(Cost - $97,084)		98,722

	SHORT-TERM INVESTMENTS - 9.7%
	MONEY MARKET FUND - 9.7%
104,286	AIM STIT-Government & Agency Portfolio, 0.02% **
	(Cost - $104,286)		104,286

	TOTAL INVESTMENTS - 98.5% (Cost - $1,036,436) (a)		$ 1,062,225
	OTHER ASSETS LESS LIABILITIES - 1.5%		17,927
	NET ASSETS - 100.0%		$ 1,080,152

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2011.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 28,702
		Unrealized depreciation:	(2,913)
		Net unrealized appreciation:	$ 25,789

                        See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

ASSETS
Investment securities:
At cost	$ 1,036,436
At value	$ 1,062,225
Receivable for Fund shares sold	25,000
Due from Advisor	26,564
Dividends and interest receivable	242
TOTAL ASSETS	1,114,031

LIABILITIES
Fees payable to other affiliates	15,082
Distribution (12b-1) fees payable	241
Accrued expenses and other liabilities	18,556
TOTAL LIABILITIES	33,879
NET ASSETS	$ 1,080,152

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 1,085,907
Accumulated net realized loss from investments	(31,544)
Net unrealized appreciation of investments	25,789
NET ASSETS	$ 1,080,152

Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 10,587
Shares of beneficial interest outstanding	1,088
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$ 9.73

Institutional Class Shares:
Net Assets	$ 386,529
Shares of beneficial interest outstanding	39,513
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$ 9.78

No-Load Class Shares:
Net Assets	$ 683,036
Shares of beneficial interest outstanding	69,955
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$ 9.76

                      See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

ASSETS
Investment securities:
At cost	$ 1,036,436
At value	$ 1,062,225
Receivable for Fund shares sold	25,000
Due from Advisor	26,564
Dividends and interest receivable	242
TOTAL ASSETS	1,114,031

LIABILITIES
Fees payable to other affiliates	15,082
Distribution (12b-1) fees payable	241
Accrued expenses and other liabilities	18,556
TOTAL LIABILITIES	33,879
NET ASSETS	$ 1,080,152

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 1,085,907
Accumulated net realized loss from investments	(31,544)
Net unrealized appreciation of investments	25,789
NET ASSETS	$ 1,080,152

Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 10,587
Shares of beneficial interest outstanding	1,088
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$ 9.73

Institutional Class Shares:
Net Assets	$ 386,529
Shares of beneficial interest outstanding	39,513
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$ 9.78

No-Load Class Shares:
Net Assets	$ 683,036
Shares of beneficial interest outstanding	69,955
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$ 9.76

                      See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2011 (a)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes $32)	$ 11,386
Interest	83
TOTAL INVESTMENT INCOME	11,469

EXPENSES
Investment advisory fees	9,786
Distribution (12b-1) fees - No-Load Class	903
Distribution (12b-1) fees - Class C	41
Transfer agent fees	52,872
Administration fees	32,901
Fund accounting fees	32,276
Audit fees	14,957
Chief compliance officer fees	12,337
Registration fees	8,468
Custody fees	4,628
Printing expenses	4,970
Legal fees	4,957
Trustees' fees	3,655
Insurance expense	246
Other expenses	3,995
TOTAL EXPENSES	186,992
Fees waived/reimbursed by the Advisor	(170,446)
NET EXPENSES	16,546

NET INVESTMENT LOSS	(5,077)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(31,711)
Net change in unrealized appreciation on investments	25,789

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,922)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (10,999)

(a) The Strategic Investing Long-Short Fund commenced operations on May 3, 2010.

                    See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2011 (a)
FROM OPERATIONS
Net investment loss	$ (5,077)
Net realized loss from investments	(31,711)
Net change in unrealized appreciation of investments	25,789
Net decrease in net assets resulting from operations	(10,999)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	10,015
Institutional Class	500,011
No-Load Class	767,922
Payments for shares redeemed:
Class C	-
Institutional Class	(100,000)
No-Load Class	(86,797)
Net increase in net assets from shares of beneficial interest	1,091,151

TOTAL INCREASE IN NET ASSETS	1,080,152

NET ASSETS
Beginning of Period	-
End of Period*	$ 1,080,152
*Includes undistributed net investment income of:	$ -

SHARE ACTIVITY
Class C:
Shares Sold	1,088
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	1,088

Institutional Class:
Shares Sold	50,001
Shares Redeemed	(10,488)
Net increase in shares of beneficial interest outstanding	39,513

No-Load Class:
Shares Sold	79,221
Shares Redeemed	(9,266)
Net increase in shares of beneficial interest outstanding	69,955

(a) The Strategic Investing Long-Short Fund commenced operations on May 3, 2010.

                    See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C	Institutional Class	No-Load Class

	Period Ended March 31, 2011 (1)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	(0.19)	(0.05)	(0.06)
Net realized and unrealized loss on investments	(0.08)	(0.17)	(0.18)
Total from investment operations	(0.27)	(0.22)	(0.24)

Net asset value, end of period	$ 9.73	$ 9.78	$ 9.76

Total return (3)	(2.70)%	(2.20)%	(2.40)%

Net assets, at end of period (000's)	$ 11	$ 387	$ 683

Ratio of gross expenses to average net assets (4,5)	22.62%	24.27%	23.39%
Ratio of net expenses to average net assets (5)	2.99%	1.99%	2.24%
Ratio of net investment loss to average net assets (5)	(2.19)%	(0.54)%	(0.75)%

Portfolio Turnover Rate (3)	11,620%	11,620%	11,620%

(1)	The Strategic Investing Long-Short Fund's Class C, Institutional Class and No-Load Class shares commenced operations on May 3, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.

                  See accompanying notes to financial statements.

STRATEGIC INVESTING LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2011

1. ORGANIZATION

The Strategic Investing Long-Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s primary investment objective is capital appreciation with managing volatility and market risk as a secondary objective.

The Fund currently offers three classes of shares; Class C, Institutional Class and No-Load Class shares.  All shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets *
Common Stocks	752,787	-	-	752,787
Exchange Traded Funds	205,152	-	-	205,152
Short-Term Investments	104,286	-	-	104,286
Total	1,062,225	-	-	1,062,225

The Fund did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for industry classification.

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions during the period ended March 31, 2011 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax year.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

3.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and short sales amounted to $43,952,479 and $42,988,150, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Strategic Investing Funds, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.  For the period ended March 31, 2011, the Fund incurred $9,786 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation) do not exceed 2.99%, 1.99% and 2.24% per annum of the Fund’s average daily net assets for the Class C, Institutional Class and No-Load Class shares, respectively.  During the period ended March 31, 2011 the Advisor waived fees totaling $9,786 and reimbursed fees totaling $160,660.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class C, Institutional Class and No-Load Class shares are subsequently less than 2.99%, 1.99% and 2.24% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99%, 1.99% and 2.24% of average daily net assets for the Class C, Institutional Class and No-Load Class shares, respectively.  If Fund Operating Expenses attributable to the Class C, Institutional Class and No-Load Class shares subsequently exceed 2.99%, 1.99% and 2.24% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of March 31, 2011 there was $170,446 of fee waiver reimbursements subject to recapture by March, 2014.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets for Class C shares and 0.25% of its average daily net assets for No-Load Class shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended March 31, 2011, pursuant to the Plan, the Class C Shares paid $41 and the No-Load Class Shares paid $903 of distribution (12b-1) fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $12,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The Fund pays the chairperson of the Audit committee a pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (per class) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended March 31, 2011, the Fund incurred expenses of $8,468 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this Shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended March 31, 2011, GemCom collected amounts totaling $4,135 for EDGAR and printing services performed.  Such fees are included in the line item marked “Printing expenses” on the Statement of Operations in this Shareholder report.

5.   TAX COMPONENTS OF CAPITAL

As of March 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

At March 31, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains of $31,544, expiring on March 31, 2019.

Permanent book and tax differences are primarily attributable to net operating losses and adjustments from partnerships and grantor trusts which resulted in reclassification for the period ended March 31, 2011 as follows: a decrease in paid in capital of $5,244, a decrease in accumulated net investment loss of $5,077 and a decrease in accumulated net realized loss from investments of $167.

6.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements. Effective May 24, 2011, the Fund ceased offering new shares of the Fund, and will liquidate at the close of business on June 17, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Strategic Investing Long/Short Fund

and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Strategic Investing Long/Short Fund a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of March 31, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 3, 2010 (commencement of operations) to March 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Investing Long/Short Fund as of March 31, 2011, and the results of its operations, the changes in its net assets and its financial highlights for the period May 3, 2010 to March 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

                                                                                                                             BBD, LLP

Philadelphia, Pennsylvania

May 27, 2011

STRATEGIC INVESTING LONG-SHORT FUND

EXPENSE EXAMPLES

March 31, 2011 (Unaudited)

As a shareholder of the Strategic Investing Long-Short Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategic Investing Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Strategic Investing Long-Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period 10/1/10 – 3/31/11*	Expense Ratio During the Period 10/1/10 – 3/31/11
Class C	$1,000.00	$ 1,070.40	$ 15.43	2.99%
Institutional Class	1,000.00	1,075.90	10.30	1.99%
No-Load Class	1,000.00	1,074.90	11.59	2.24%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period 10/1/10 – 3/31/11*	Expense Ratio During the Period 10/1/10-3/31/11
Class C	$1,000.00	$1,010.02	$14.98	2.99%
Institutional Class	1,000.00	1,015.01	10.00	1.99%
No-Load Class	1,000.00	1,013.76	11.25	2.24%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

STRATEGIC INVESTING LONG-SHORT FUND

SUPPLEMENTAL INFORMATION

March 31, 2011 (Unaudited)

Approval of Advisory Agreement – Strategic Investing Long/Short Fund

In connection with a regular meeting held on December 14, 2009, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Strategic Advisors, LLC (“Strategic” or the “Adviser”) and the Trust, on behalf of Strategic Investing Long/Short Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Board then reviewed the financial statements of Strategic and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the performance of accounts managed by the portfolio manager.  The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that Strategic would charge a 1.25% annual advisory fee based on the average net assets of the Fund.  The Board noted that the adviser charges its other clients a management fee between 1.25% and 1.40%.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

STRATEGIC INVESTING LONG-SHORT FUND

TRUSTEES AND OFFICERS (Unaudited)

March 31, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	86
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	86
Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010)

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC,  (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-562-1207.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-562-1207 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-562-1207.

INVESTMENT ADVISOR

Strategic Investing Funds, LLC

2435 N. Central Expressway, Suite 888

Richardson, TX 75080

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $ 13,500

(b)

Audit-Related Fees

2011 – None

(c)

Tax Fees

2011 - $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

Audit-Related Fees:       0.00%

Tax Fees:

             0.00%

All Other Fees:

             0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/10/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/10/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/10/11